Horizon Kinetics SPAC Active ETF
Schedule of Investments
September 30, 2025 (Unaudited)

SPECIAL PURPOSE ACQUISITION COMPANIES (SPACS) - 93.5%		Shares	Value
Aldel Financial II, Inc. (a)		57,616	$602,087
Axiom Intelligence Acquisition Corp. 1 - Class A (a)		66,379	661,135
BERTO ACQUISITION CORP (a)		23,473	244,354
BTC Development Corp. (a)		29,846	301,445
Cantor Equity Partners III, Inc. - Class A (a)		22,210	229,207
CARTESIAN GROWTH CORP III - Class A (a)		19,028	191,136
Centurion Acquisition Corp. (a)		59,310	625,720
Drugs Made In America Acquisition Corp. (a)		53,870	553,245
Fifth Era Acquisition Corp. I - Class A (a)		44,535	453,366
GigCapital7 Corp. - Class A (a)		45,941	484,218
Graf Global Corp. - Class A (a)		55,922	589,418
Indigo Acquisition Corp. (a)		52,212	520,032
Jackson Acquisition Co. II - Class A (a)		54,901	569,872
Launch Two Acquisition Corp. - Class A (a)		59,310	619,493
Legato Merger Corp. III (a)		54,224	583,450
Lionheart Holdings - Class A (a)		47,446	499,606
M3-Brigade Acquisition V Corp. - Class A (a)		31,723	334,678
NewHold Investment Corp. III - Class A (a)		39,505	402,161
Oaktree Acquisition Corp. III Life Sciences (a)		59,310	620,976
OTG Acquisition Corp. I (a)		59,750	601,683
Oyster Enterprises II Acquisition Corp. - Class A (a)		50,848	510,005
Roman DBDR Acquisition Corp. II (a)		54,224	559,049
Silverbox Corp. IV - Class A (a)		35,344	370,052
Sizzle Acquisition Corp. II - Class A (a)		35,915	363,460
Soulpower Acquisition Corp. - Class A (a)		35,915	378,544
Titan Acquisition Corp. - Class A (a)		50,280	508,834
Wen Acquisition Corp. - Class A (a)		19,028	192,754
TOTAL SPECIAL PURPOSE ACQUISITION COMPANIES (SPACS) (Cost $12,045,339)			12,569,980

WARRANTS - 1.6%		Contracts	Value
AA Mission Acquisition Corp., Expires 08/01/2030, Exercise Price $11.50 (a)		25,417	4,067
Aldel Financial II, Inc., Expires 10/10/2029, Exercise Price $11.50 (a)		30,258	16,492
BERTO ACQUISITION CORP, Expires 04/28/2030, Exercise Price $11.50 (a)		11,735	8,212
Blue Water Acquisition Corp. III, Expires 12/31/2026, Exercise Price $11.50 (a)		20,239	2,836
CARTESIAN GROWTH CORP III, Expires 03/06/2030, Exercise Price $11.50 (a)		9,515	2,379
Centurion Acquisition Corp., Expires 08/01/2029, Exercise Price $11.50 (a)		29,655	8,897
Churchill Capital Corp. IX, Expires 06/11/2029, Exercise Price $11.50 (a)		11,861	9,477
Churchill Capital Corp. X, Expires 07/03/2030, Exercise Price $11.50 (a)		9,515	33,778
GigCapital7 Corp., Expires 09/11/2029, Exercise Price $11.50 (a)		51,513	23,181
Graf Global Corp., Expires 08/07/2029, Exercise Price $11.50 (a)		27,961	9,227
Launch Two Acquisition Corp., Expires 11/26/2029, Exercise Price $11.50 (a)		29,655	10,797
Lionheart Holdings, Expires 08/09/2029, Exercise Price $11.50 (a)		23,723	6,548
M3-Brigade Acquisition V Corp., Expires 09/23/2030, Exercise Price $11.50 (a)		18,843	22,989
NewHold Investment Corp. III, Expires 04/17/2030, Exercise Price $11.50 (a)		19,754	7,111
Oaktree Acquisition Corp. III Life Sciences, Expires 12/13/2031, Exercise Price $11.50 (a)		11,861	10,319
Roman DBDR Acquisition Corp. II, Expires 02/03/2030, Exercise Price $11.50 (a)		27,111	13,957
Silverbox Corp. IV, Expires 09/24/2029, Exercise Price $11.50 (a)		18,528	8,152
Titan Acquisition Corp., Expires 06/02/2030, Exercise Price $11.50 (a)		25,140	7,572
Voyager Acquisition Corp., Expires 05/16/2031, Exercise Price $11.50 (a)		27,961	4,753
Wen Acquisition Corp., Expires 05/15/2031, Exercise Price $11.50 (a)		9,515	5,471
TOTAL WARRANTS (Cost $97,206)			216,215

RIGHTS - 0.7%		Shares	Value
Axiom Intelligence Acquisition Corp. 1, Expires 06/10/2030, Exercise Price $10.00 (a)		66,379	10,621
Black Hawk Acquisition Corp., Expires 12/22/2026, Exercise Price $10.00 (a)		3,388	4,912
Drugs Made In America Acquisition Corp., Expires 10/15/2029, Exercise Price $10.00 (a)		53,870	11,717
Fifth Era Acquisition Corp. I, Expires 02/21/2030, Exercise Price $0.00 (a)		44,535	11,802
Flag Ship Acquisition Corp., Expires 03/31/2026, Exercise Price $0.11 (a)		47,446	9,015
IB Acquisition Corp., Expires 03/28/2026, Exercise Price $10.00 (a)		54,901	4,392
Indigo Acquisition Corp., Expires 04/02/2027, Exercise Price $10.00 (a)		52,212	9,137
Jackson Acquisition Co. II, Expires 02/27/2026, Exercise Price $10.00 (a)		54,901	14,274
Oyster Enterprises II Acquisition Corp., Expires 05/22/2030, Exercise Price $10.00 (a)		50,848	8,644
Sizzle Acquisition Corp. II, Expires 04/02/2030, Exercise Price $10.00 (a)		35,915	6,105
Soulpower Acquisition Corp., Expires 06/27/2026, Exercise Price $1.00 (a)		35,915	6,824
TOTAL RIGHTS (Cost $81,220)			97,443

TOTAL INVESTMENTS - 95.8% (Cost $12,223,765)			12,883,638
Money Market Deposit Account - 6.4% (b)			860,448
Liabilities in Excess of Other Assets - (2.2)%			(301,240)
TOTAL NET ASSETS - 100.0%	0.0%	0.0%	$13,442,846

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of September 30, 2025, was 3.99%.

Summary of Fair Value Disclosure as of September 30, 2025 (Unaudited)

Horizon Kinetics SPAC Active ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of September 30, 2025:

	Level 1	Level 2	Level 3	Total
Investments:
Special Purpose Acquisition Companies (SPACs)	$8,562,935	$4,007,045	$–	$12,569,980
Warrants	194,251	21,964	–	216,215
Rights	78,257	19,186	–	97,443
Total Investments	$8,835,443	$4,048,195	$–	$12,883,638

Allocation of Portfolio Holdings by Country as of September 30, 2025
(% of Net Assets)

United States	$11,445,269	85.1%
Cayman Islands	766,613	5.7
United Kingdom	671,756	5.0
Assets in Excess of Other Liabilities	559,208	4.2
	$13,442,846	100.0%